Summary of Significant Accounting Policies - Restricted Cash (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Cash and cash equivalents	$ 345	$ 563	$ 770
Funds deposited by counterparties	32	33	37
Restricted cash	8	17	279
Cash and cash equivalents, funds deposited by counterparties and restricted cash shown in the statements of cash flows	$ 385	$ 613	$ 1,086	$ 860